Social Security and Other Taxes (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Social Security and Other Taxes
Value added tax	€ 421	€ 557
Wage tax		293
Total Social Security and Other Taxes	€ 421	€ 850